PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 96.3%
Common Stocks
Australia 4.4%
Kelly Partners Group Holdings Ltd.*	39,885	$282,460
Netwealth Group Ltd.	12,634	301,503
Technology One Ltd.	4,612	120,643
		704,606
Brazil 4.1%
Embraer SA, ADR	11,539	664,416
Canada 14.8%
Definity Financial Corp.	5,788	311,832
Dollarama, Inc.	4,162	568,851
Fairfax Financial Holdings Ltd.	320	565,995
FirstService Corp.	955	188,243
Stantec, Inc.	4,252	464,786
TMX Group Ltd.	6,668	271,128
		2,370,835
China 1.0%
Laopu Gold Co. Ltd. (Class H Stock)	1,800	161,781
Germany 4.7%
flatexDEGIRO AG	10,420	314,927
Nemetschek SE	1,866	278,021
RENK Group AG	2,007	155,798
		748,746
India 5.8%
BSE Ltd.	11,205	308,506
Indian Hotels Co. Ltd. (The)	19,228	161,728
MakeMyTrip Ltd.*	1,708	159,852
Max Healthcare Institute Ltd.	6,783	96,234
Solar Industries India Ltd.	1,251	202,173
		928,493
Israel 5.8%
Next Vision Stabilized Systems Ltd.	5,708	233,951
Nova Ltd.*	1,548	406,490
Oddity Tech Ltd. (Class A Stock)*	4,217	295,485
		935,926
Italy 1.4%
Brunello Cucinelli SpA	1,968	220,697
Malaysia 1.6%
ITMAX SYSTEM Bhd	279,369	261,890
Mexico 1.6%
BBB Foods, Inc. (Class A Stock)*	10,228	261,019
Netherlands 8.4%
ASM International NV	559	270,588
Euronext NV, 144A	2,172	350,102

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Nebius Group NV (Class A Stock)*	4,776	$259,958
Topicus.com, Inc.*	3,407	467,184
		1,347,832
New Zealand 3.4%
Xero Ltd.*	4,685	539,528
Norway 2.4%
Kongsberg Gruppen ASA	13,083	390,961
South Korea 4.3%
Coupang, Inc. (Class A Stock)*	15,745	463,375
Hyundai Rotem Co. Ltd.	1,531	221,319
		684,694
Sweden 3.5%
Asker Healthcare Group AB*	30,120	306,790
MIPS AB	6,029	255,517
		562,307
Switzerland 6.6%
Belimo Holding AG	346	402,650
On Holding AG (Class A Stock)*	6,899	335,085
Sportradar Group AG (Class A Stock)*	10,806	319,533
		1,057,268
Taiwan 1.9%
Jentech Precision Industrial Co. Ltd.	6,452	306,970
United Kingdom 8.7%
Baltic Classifieds Group PLC	84,924	401,514
Genius Sports Ltd.*	36,078	405,877
Marex Group PLC	8,134	313,810
XPS Pensions Group PLC	55,533	271,357
		1,392,558
United States 11.9%
AvePoint, Inc.*	27,578	526,188
CyberArk Software Ltd.*	742	305,311
GFL Environmental, Inc.	6,331	318,835
JFrog Ltd.*	5,463	237,149
Monday.com Ltd.*	1,980	519,334
		1,906,817

Total Long-Term Investments (cost $13,149,507)		15,447,344

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value

Short-Term Investment 4.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $732,639)(wb)	732,639	$732,639

TOTAL INVESTMENTS 100.9% (cost $13,882,146)		16,179,983
Liabilities in excess of other assets (0.9)%		(147,884)

Net Assets 100.0%		$16,032,099

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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